Related Parties	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Related Parties
34.	Related Parties
In the ordinary course of business, the NEC Group purchases from and sells to its related parties materials, supplies, and services. Such related parties include associates and joint ventures accounted for using the equity method.

Transactions with related parties
Other than those purchase and sales transaction entered into in the ordinary course of business that are summarized in the table below, there were no significant transactions between the NEC Group and its related parties for the fiscal years ended March 31, 2018, 2019, and 2020.
Purchases from and sales to related parties for the fiscal years ended March 31, 2018, 2019, and 2020 are as follows:

	JPY (millions)
	2018	2019	2020
Purchases	131,988	163,514	147,255
Sales	170,113	182,986	150,591
Balances of trade and other receivables due from related parties and trade and other payables due to related parties as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Trade and other receivables	14,331	25,270
Trade and other payables	42,442	39,545
Key management personnel compensation
Key management personnel are defined as the NEC’s board of directors and members of the audit and supervisory board. The compensation for the key management personnel for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Basic compensation	341	345	402
Bonuses	113	168	217
Stock compensation	26	44	375

Total	480	557	994